MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL GROWTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® STRATEGIC INCOME FUND
MFS® GLOBAL EQUITY FUND	MFS® UTILITIES FUND

Effective immediately, Appendix D entitled "Portfolio Manager(s)" is hereby restated, with respect to MFS Global Total Return Fund and MFS Strategic Income Fund only, as follows:

Compensation--MFS

Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Total Return Fund	Nevin P. Chitkara	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds
	Pablo De La Mata	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds
	Pilar Gomez-Bravo	Barclays Global Aggregate Credit Bond Index
	Steven R. Gorham	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds
	Richard O. Hawkins	Barclays Global Aggregate Bond Index
	Robert D. Persons	Barclays Global Aggregate Credit Bond Index
	Jonathan W. Sage	Russell 1000 Value Index
	Robert Spector1	Barclays Global Aggregate Bond Index
	Benjamin Stone	MSCI World Index MSCI World Value Index Lipper Global Funds Lipper Global Large-Cap Value Equity Funds
	Erik S. Weisman	Barclays Global Aggregate Bond Index

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Fund	Portfolio Manager	Benchmark(s)
MFS Strategic Income Fund	James J. Calmas
   Barclays U.S. Credit Bond Index
   Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
   JPMorgan Emerging Market Bond Index Global
   Citigroup World Government Bond Non-Dollar Hedged Index
   Citigroup World Government Bond Non-Dollar Index
   Barclays U.S. Government/Mortgage Bond Index
   Lipper Multi-Sector Income Funds

	William J. Adams	Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David P. Cole	Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Joshua P. Marston1	Barclays U.S. Aggregate Bond Index
	Robert D. Persons	Barclays U.S. Aggregate Bond Index
	Matthew W. Ryan	JPMorgan Emerging Markets Bond Index Global
	Erik S. Weisman	Citigroup World Government Bond Non-Dollar Index
1Information is as of October 31, 2015.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund's fiscal year ended October 31, 2014. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Global Total Return Fund	Nevin P. Chitkara	D
	Pablo De La Mata	N
	Pilar Gomez-Bravo	N
	Steven R. Gorham	F
	Richard O. Hawkins	D
	Robert Spector(1)	N
	Robert D. Persons	N
	Johnathan W. Sage(2)	N

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Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
	Benjamin Stone	N
	Erik S. Weisman	C

MFS Strategic Income Fund	James J. Calmas	D
	William J. Adams	D
	Ward Brown	N
	David P. Cole	N
	Joshua P. Marston(3)	N
	Robert D. Persons	N
	Matthew W. Ryan	B
	Erik S. Weisman	B

(1)Mr. Spector became a Portfolio Manager of MFS Global Total Return Fund on October 31, 2015. Information is as of November 30, 2015.
(2)Mr. Sage became a Portfolio Manager of MFS Global Total Return Fund on December 1, 2014. Information is as of December 31, 2014.
(3)Mr. Marston became a Portfolio Manager of MFS Strategic Income Fund on October 31, 2015. Information is as of November 30, 2015.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of the fiscal year ended October 31, 2014:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Total Return Fund	Benjamin Stone	Registered Investment Companies1	9	$26.7 billion
		Other Pooled Investment Vehicles	8	$8.8 billion
		Other Accounts	33	$8.7 billion
	Erik Weisman	Registered Investment Companies1	11	$6.6 billion
		Other Pooled Investment Vehicles	3	$3.4 billion
		Other Accounts	1	$97.2 million
	Nevin Chitkara	Registered Investment Companies1	18	$61.5 billion
		Other Pooled Investment Vehicles	8	$6.3 billion
		Other Accounts	42	$17.4 billion
	Pablo de la Mata	Registered Investment Companies1	9	$26.7 billion
		Other Pooled Investment Vehicles	8	$8.8 billion
		Other Accounts	33	$8.7 billion
	Pilar Gomez-Bravo	Registered Investment Companies1	4	$3.6 billion
		Other Pooled Investment Vehicles	3	$3.3 billion
		Other Accounts	1	$97.2 million
	Richard Hawkins	Registered Investment Companies1	10	$18.1 billion
		Other Pooled Investment Vehicles	3	$3.4 billion
		Other Accounts	2	$127.1 million
	Robert Persons	Registered Investment Companies1	11	$14.2 billion
		Other Pooled Investment Vehicles	5	$4.0 billion
		Other Accounts	2	$266.8 million
	Steven Gorham	Registered Investment Companies1	17	$61.4 billion
		Other Pooled Investment Vehicles	8	$6.3 billion
		Other Accounts	42	$17.4 billion
	Jonathan Sage2 (Became a Portfolio Manager of the Fund on December 1, 2014)	Registered Investment Companies1	11	$17.0 billion
		Other Pooled Investment Vehicles	8	$4.0 billion
		Other Accounts	21	$7.5 billion

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	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Robert Spector3 (Became a Portfolio Manager of the Fund on October 31, 2015)	Registered Investment Companies1	4	$3.5 billion
			Other Pooled Investment Vehicles	8	$5.0 billion
			Other Accounts	51	$1.8 billion

MFS Strategic Income Fund		David Cole	Registered Investment Companies1	12	$8.0 billion
			Other Pooled Investment Vehicles	2	$952.5 million
			Other Accounts	1	$109.9 million
		Erik Weisman	Registered Investment Companies1	11	$6.6 billion
			Other Pooled Investment Vehicles	3	$3.4 billion
			Other Accounts	1	$97.2 million
		James Calmas	Registered Investment Companies1	8	$4.4 billion
			Other Pooled Investment Vehicles	2	$971.1 million
			Other Accounts	0	Not Applicable
		Ward Brown	Registered Investment Companies1	12	$11.6 billion
			Other Pooled Investment Vehicles	8	$4.1 billion
			Other Accounts	6	$1.4 billion
		Matthew Ryan	Registered Investment Companies1	14	$12.4 billion
			Other Pooled Investment Vehicles	9	$5.0 billion
			Other Accounts	6	$1.4 billion
		Robert Persons	Registered Investment Companies1	11	$14.2 billion
			Other Pooled Investment Vehicles	5	$4.0 billion
			Other Accounts	2	$266.8 million
		William Adams	Registered Investment Companies1	13	$8.0 billion
			Other Pooled Investment Vehicles	4	$1.2 billion
			Other Accounts	1	$109.9 million
		Joshua P. Marston3	Registered Investment Companies1	10	$20.0 billion
		(Became a Portfolio Manager of the Fund on October 31, 2015)	Other Pooled Investment Vehicles	7	$1.2 billion
			Other Accounts	11	$376.1 million

1	Includes the Fund.
2	Account information is as of December 31, 2014.
3	Account information is as of November 30, 2015.

With respect to the accounts identified in the table above, Mr. De La Mata manages 2 other accounts with assets totaling $691 million and Mr. Stone manages 2 other accounts with assets totaling $691 million for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager‘s compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest

For the purposes of this section, all references to "Adviser" shall include UBS with respect to the portion of the MFS Global Alternative Strategy Fund for which UBS provides investment advisory services.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.

MFS
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In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

UBS

The portfolio management team's management of a portion of the assets of MFS Global Alternative Strategy Fund and other accounts could result in potential conflicts of interest if MFS Global Alternative Strategy Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including MFS Global Alternative Strategy Fund. A portfolio manager and his or her team manage MFS Global Alternative Strategy Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, MFS Global Alternative Strategy Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.

UBS Group AG is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS and UBS Group AG (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of MFS Global Alternative Strategy Fund are engaged in businesses and have interests other than that of managing MFS Global Alternative Strategy Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by MFS Global Alternative Strategy Fund.

UBS may purchase or sell, or recommend for purchase or sale, for MFS Global Alternative Strategy Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS may recommend to MFS Global Alternative Strategy Fund or its other clients, or purchase for MFS Global Alternative Strategy Fund or its other clients, securities of issuers in which UBS Group AG has an interest as described in this paragraph.

From time to time and subject to client approval, UBS may rely on certain affiliates to execute trades for MFS Global Alternative Strategy Fund or its other accounts.  For each security transaction effected by broker-dealer affiliates of UBS Group AG ("UBS Brokers"), UBS may compensate and UBS Brokers may retain such compensation for effecting the transaction, and UBS may receive affiliated group credit for generating such business.

Transactions undertaken by UBS Brokers or client accounts managed by UBS ("Client Accounts") may adversely impact MFS Global Alternative Strategy Fund. UBS and one or more Client Accounts may buy or sell positions while MFS Global Alternative Strategy is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage MFS Global Alternative Strategy Fund.

UBS and its advisory affiliates utilize a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS’s personnel also provide research and trading support to personnel of certain advisory affiliates.  Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS and its advisory affiliates, UBS and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS’s clients may benefit advisory affiliates and their clients. UBS does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS believes that the research received is, in the aggregate, of assistance in fulfilling UBS’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While we select brokers primarily on the basis of the execution capabilities, UBS, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction.  This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

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